Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
REVENUE
Total revenue	$ 98,003,465	$ 74,164,149
COSTS AND OPERATING EXPENSES
Merchandise costs	85,858,021	64,706,599
Selling, general and administrative expenses	8,924,982	9,124,805
Total costs and operating expenses	94,783,003	73,831,404
INCOME FROM OPERATIONS	3,220,462	332,745
OTHER INCOME (EXPENSE)
Interest expense, net	(823,836)	(995,997)
Additional and delinquent tax due to consumption tax correction		(644,780)
Gain from disposal of equity method investment		195,391
Gain from disposal of a subsidiary		341,755
Other income, net	319,624	66,947
Gain (loss) from foreign currency exchange	(810,623)	2,371,226
Change in fair value of warrants liabilities	(1,121,968)	1,833
Loss from equity method investment		(71,200)
Total other income (expenses), net	(2,436,803)	1,265,175
INCOME BEFORE INCOME TAX BENEFIT	783,659	1,597,920
INCOME TAXES BENEFIT	(552,570)	(356,435)
NET INCOME	1,336,229	1,954,355
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	1,876,274	(3,269,650)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 3,212,503	$ (1,315,295)
Earnings per ordinary share - basic (in Dollars per share)	$ 0.03	$ 0.05
Earnings per ordinary share - diluted (in Dollars per share)	$ 0.03	$ 0.05
Weighted average shares - basic (in Shares)	42,220,206	36,250,054
Weighted average shares - diluted (in Shares)	42,220,206	36,250,054
Third Parties
REVENUE
Total revenue	$ 91,136,514	$ 74,049,115
Related Party
REVENUE
Total revenue	$ 6,866,951	115,034
OTHER INCOME (EXPENSE)
Gain from disposal of equity method investment		$ 195,391